CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Cash Flows from Operating Activities:
Net loss	$ (171,687)	$ (252,309)	$ (306,410)
Adjustments to arrive at income (loss) from continuing operations	316,435	152,947	182,487
Income (loss) from continuing operations	144,748	(99,362)	(123,923)
Adjustments to reconcile income (loss) from continuing operations to net cash (used in) provided by operating activities:
Depreciation and amortization	85,969	96,152	105,911
Impairment of goodwill and other intangible assets	1,024	2,594	17,007
Loss on asset disposals and impairments, including streamlining initiatives, net	34,238	19,617	34,806
Deferred income taxes	(6,171)	1,954	(8,911)
Share-based compensation	5,756	6,342	7,990
Foreign currency losses (gains), net	3,565	(24,636)
Gain on sales of trademarks, net	(286,979)
Gain on extinguishment of debt, net	(5,157)
Other, net	(1,563)	(950)	(104)
Changes in assets and liabilities:
Decrease in accounts receivable - trade, net	44,508	18,284	32,962
Decrease (increase) in inventories, net	25,538	(11,609)	118,115
Decrease (increase) in other current and non-current assets	2,840	(1,318)	23,591
Increase (decrease) in accounts payable	8,159	33,919	(55,539)
Increase (decrease) in accrued expenses and other non-current liabilities	60,944	(40,043)	90,036
Increase (decrease) in income taxes payable	1,769	169,771	(972)
Net cash used in operating activities of discontinued operations	(136,216)	(20,074)	(33,679)
Net cash (used in) provided by operating activities	(17,028)	150,641	207,290
Cash Flows from Investing Activities:
Proceeds from sales of property and equipment		8,257
Purchases of property and equipment	(73,653)	(56,737)	(44,273)
Net proceeds from dispositions	309,717
Payments for purchases of businesses		(5,000)	(5,000)
Payments for in-store merchandise shops	(3,459)	(2,992)	(7,185)
Investments in and advances to equity investees	(2,506)	(4,033)	(7,237)
Other, net	435	(683)	596
Net cash provided by (used in) investing activities of discontinued operations	77,419	(26,111)	(22,736)
Net cash provided by (used in) investing activities	307,953	(87,299)	(85,835)
Cash Flows from Financing Activities:
Short-term borrowings, net		(1,572)	(193,550)
Proceeds from borrowings under revolving credit agreement	651,507	506,940
Repayment of borrowings under revolving credit agreement	(671,907)	(525,427)
Proceeds from issuance of Senior Secured Notes	220,094
Proceeds from issuance of Convertible Senior Notes			90,000
Repayment of Euro Notes	(309,159)
Principal payments under capital lease obligations	(4,216)	(5,642)	(4,361)
Proceeds from exercise of stock options	304	24
Payment of deferred financing fees	(11,168)	(14,665)	(40,836)
Other, net	(805)
Net cash (used in) provided by financing activities of discontinued operations	(2,663)	(23,305)	22,946
Net cash used in financing activities	(128,013)	(63,647)	(125,801)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(5,690)	2,647	(713)
Net Change in Cash and Cash Equivalents	157,222	2,342	(5,059)
Cash and Cash Equivalents at Beginning of Year	22,714	20,372	25,431
Cash and Cash Equivalents at End of Year	$ 179,936	$ 22,714	$ 20,372